UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 8, 2000
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 74
                                        -------------------

Form 13F Information Table Value Total: $ 318,715
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
A T & T Corp                   com         001957109      352     6923  SH      SOLE                  5316               1607
AMR Corp                       com         001765106     4209    62814  SH      SOLE                 22975              39959
Abbott Laboratories            com         002824100     4998   137642  SH      SOLE                 52150              85922
Advanced Tissue Sciences       com         00755F103       52    21000  SH      SOLE                 21000
Amer Home Products             com         026609107      934    23801  SH      SOLE                  5045              18756
Amer Int'l Group               com         026874107     8126    75153  SH      SOLE                 27591              47749
America Online                 com         02364J104     4834    63715  SH      SOLE                 23875              39940
Amgen                          com         031162100     7443   123917  SH      SOLE                 46740              77177
Automatic Data Proc            com         053015103     7677   142489  SH      SOLE                 47041              95828
Bank One Corp                  com         06423A103     4599   143714  SH      SOLE                 46950              96954
Bristol-Myers Squibb           com         110122108     6092    94914  SH      SOLE                 41063              53851
CVS Corp.                      com         126650100      212     5316  SH      SOLE                                     5316
Chase Manhattan                com         16161A108     6501    83680  SH      SOLE                 34721              49059
Cisco Systems Inc              com         17275R102    10829   101088  SH      SOLE                 36784              64674
Citigroup                      com         172967101     2907    52201  SH      SOLE                 22051              30250
Coca-Cola                      com         191216100     4485    77001  SH      SOLE                 25980              51191
Comerica                       com         200340107     1096    23471  SH      SOLE                  2250              21221
Compaq Computer                com         204493100     2604    96204  SH      SOLE                 38137              58307
Costco Wholesale Corp          com         22160K105     2838    31101  SH      SOLE                 11290              19811
Dell Computers                 com         247025109     5573   109265  SH      SOLE                 44602              64663
Dover Corp                     com         260003108     3364    74144  SH      SOLE                 26484              47810
Dow Chemical                   com         260543103      303     2266  SH      SOLE                  1016               1250
Du Pont E.I. deNemours         com         263534109     4785    72634  SH      SOLE                 27439              45395
EMC Inc.                       com         268648102     6192    56680  SH      SOLE                 22505              34175
Emerson Electric               com         291011104     2856    49777  SH      SOLE                 16733              33124
Exxon-Mobil Corp               com         30231G102     9373   116345  SH      SOLE                 40320              76245
Fannie Mae                     com         313586109     5235    83848  SH      SOLE                 30816              53232
Ford Motor Co                  com         345370100      444     8323  SH      SOLE                  1006               7317
GTE Corp                       com         362320103      203     2872  SH      SOLE                  1700               1172
General Electric               com         369604103    14828    95822  SH      SOLE                 30863              65239
General Motors                 com         370442105      205     2819  SH      SOLE                   444               2375
Gillette Company               com         375766102     4394   106678  SH      SOLE                 42660              64218
Hewlett-Packard                com         428236103      250     2200  SH      SOLE                   900               1300
Home Depot                     com         437076102    10559   153592  SH      SOLE                 58757              95134
Int'l Bus. Machines            com         459200101     6572    60921  SH      SOLE                 23411              37610
Intel Corp                     com         458140100    11452   139125  SH      SOLE                 46606              92799
Interpublic Grp Cos            com         460690100     5055    87633  SH      SOLE                 29885              57988
Johnson & Johnson              com         478160104     5796    62153  SH      SOLE                 26548              35735
Kohl's Corp.                   com         500255104     2605    36080  SH      SOLE                 12920              23160
Lilly (Eli)                    com         532457108      765    11498  SH      SOLE                  6250               5248
Lucent Technologies            com         549463107     5272    70296  SH      SOLE                 28280              42176
MCI WorldCom Inc.              com         55268B106     7905   148965  SH      SOLE                 55461              93654
Marriott International         com         571903202     2104    66648  SH      SOLE                 26645              40003
McDonald's Corp                com         580135101      430    10668  SH      SOLE                  3400               7268
Medtronic Inc                  com         585055106     5496   150823  SH      SOLE                 60966              90157
Mellon Financial Corp.         com         58551A108     3066    90000  SH      SOLE                 90000
Merck & Co                     com         589331107     6824   101572  SH      SOLE                 40795              61037
Microsoft                      com         594918104    12844   110012  SH      SOLE                 43156              66976
Minnesota Min'g/Mfg            com         604059105      571     5833  SH      SOLE                  1916               3917
Morgan Stanley Dean Witter     com         617446448      378     2650  SH      SOLE                  2650
NASDAQ 100 Shares              com         631100104     5068    27732  SH      SOLE                 12366              15466
National City Corp             com         635405103      224     9460  SH      SOLE                  5000               4460
Northern Trust Company         com         665859104     3285    61990  SH      SOLE                 23150              39000
Oracle Corp                    com         68389X105    10069    89854  SH      SOLE                 26859              63205
Pfizer, Inc                    com         717081103     4042   124615  SH      SOLE                 50562              74338
Procter & Gamble               com         742718109     5835    53257  SH      SOLE                 21550              31877
Royal Dutch Petrol             com         780257804     3513    58012  SH      SOLE                 19863              38319
S & P Depository Receipts      com         78462F103     2055    13991  SH      SOLE                  9501               4490
SBC Communications, Inc        com         78387G103     5851   120024  SH      SOLE                 48394              71893
Schering-Plough                com         806605101      231     5450  SH      SOLE                                     5450
Schwab (Charles) Corp          com         808513105    10264   268344  SH      SOLE                 94049             174895
Southdown                      com         841297104     3314    64199  SH      SOLE                 24011              40288
Stryker Corp                   com         863667101     1471    21127  SH      SOLE                  2600              18527
Sun Microsystems               com         866810104      487     6284  SH      SOLE                  4484               1800
Sysco Corp                     com         871829107     5163   130490  SH      SOLE                 51260              79630
Target Stores                  com         87612e106     2987    40670  SH      SOLE                 17515              23265
Tellabs Inc.                   com         879664100     5910    92070  SH      SOLE                 31186              61044
Time Warner Inc                com         887315109     4990    69005  SH      SOLE                 26595              42610
Vodafone Group PLC ADR         com         92857T107     6516   131630  SH      SOLE                 54470              77610
Wal Mart Stores                com         931142103      393     5690  SH      SOLE                  1050               4640
Walgreen Co                    com         931422109     5344   182701  SH      SOLE                 72990             110261
Walt Disney Holding Co.        com         254687106     4523   154629  SH      SOLE                 64472              90487
Warner-Lambert                 com         934488107      422     5146  SH      SOLE                  2446               2700
Yahoo Inc.                     com         984332106      273      630  SH      SOLE                                      630